Income Taxes (Tax-Related Interest Receivable And Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Tax-related interest receivable (payable)	$ 6	$ (100)